1940 Act File No.  811-9597
                                                   1933 Act File No.  333-31432



                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                FORM N-14

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

          Pre-Effective Amendment No.                          [ ]

          Post-Effective Amendment No.    1                    [X]


                        LORD ABBETT LARGE-CAP GROWTH FUND
                (Exact Name of Registrant as Specified in Charter)


                                 (800) 201-6984
                          (Area Code and Telephone Number)

                                90 Hudson Street
                       Jersey City, New Jersey 07302-3972
                      (Address of Principal Executive offices
                              Number, Street, City,
                               State, Zip Code)

                       Lawrence H. Kaplan, Vice President
                            90 Hudson Street
                           Jersey City, New Jersey 07302-3972
                      (Address of Principal Executive offices
                       Number, Street, City, State, Zip Code)


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

    TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST WITH NO PAR VALUE. NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF
    SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. A RULE 24F-2 NOTICE FOR THE REGISTRANT'S FISCAL
      YEAR ENDED JULY 31, 2000 WILL BE FILED ON OR ABOUT OCTOBER 31, 2000


  THIS FILING WILL BECOME EFFECTIVE UPON FILING, PURSUANT TO RULE 485(b)


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                             CROSS-REFERENCE SHEET
             (Pursuant to Rule 481(a) under the Securities Act of 1933)

           PART A (Combined Prospectus/Proxy Statement) is incorporated by reference to the Registrant's Initial Registration Statement on
                       Form N-14 filed on March 31, 2000


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PART A         ITEM CAPTION                            PROSPECTUS CAPTION
ITEM NO.
1              Beginning of Registration
               Statement and Outside
               Front Cover Page of Prospectus
2              Beginning and Outside Back Cover
               Page of Prospectus
3              Fee Table, Synopsis Information,        Fee Table; Summary of
               and Risk Factor                         Proposal Capitalization
4              Information About the Transaction       Information about the
                                                       Reorganization

5              Information About the Registrant        Comparative Information
                                                       about the Large-Cap
                                                       Growth Fund and the
                                                       Equity Fund
6              Information About the Company           Comparative Information
               Being Acquired                          about the Large-Cap
                                                       Growth Fund and the
                                                       Equity Fund
7              Voting Information                      Additional Information
8              Interest of Certain Persons and         Additional Information
               Experts
9              Additional Information Required         Not applicable
               For Reoffering by Persons Deemed
               to be Underwriters

PART B ITEM    ITEM CAPTION                            STATEMENT OF ADDITIONAL
                                                       INFORMATION CAPTION
NO.
10             Cover Page                              Cover Page
11             Table of Contents                       Not applicable
12             Additional Information About            Incorporated by reference
               the Registrant
13             Additional Information About            Incorporated by reference
               the Company Being Acquired
14             Financial Statements                    Incorporated by reference

PART C ITEM                                            PART C CAPTION
NO.
15             Indemnification                         Indemnification
16             Exhibits                                Exhibits
17             Undertakings


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                  PART A (Combined Prospectus/Proxy Statement)
                is incorporated by reference to theRegistrant's
                       Initial Registration Statement on
                       Form N-14 filed on March 31, 2000

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2000

ACQUISITION OF THE ASSETS OF
Lord Abbett Equity Fund
90 Hudson Street
Jersey City, NJ  07302-3972
Telephone No. (800) 426-1130

BY AND IN EXCHANGE FOR CLASS A SHARES OF
Lord Abbett Large-Cap Growth Fund
90 Hudson Street
Jersey City, NJ  07302-3972
Telephone No. (800) 426-1130


This Statement of Additional Information, relating specifically to the proposed transfer of the assets of the Lord Abbett Equity Fund (the Equity Fund) to the Lord Abbett Large-Cap Growth Fund (the Large-Cap Growth Fund) in exchange for Class A shares of the Large-Cap Growth Fund and the assumption by the Large-Cap Growth Fund of the liabilities of the Equity Fund, consists of (i) this cover page and (ii) the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference:

1.   Statement of Additional Information of the Equity Fund dated October 1,
     1999.

2. Statement of Additional Information of the Large-Cap Growth Fund dated December 30, 1999.

3.   Annual Report to Shareholders of the Equity Fund dated August 8, 1999.

4.   Semi-Annual Report to Shareholders of the Equity Fund dated February 7,
     2000.


Financial statements for the Funds are contained in the Statements of Additional Information referred to above, and are incorporated herein in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.

This Statement of Additional Information is not a prospectus. A Combined Prospectus/Proxy Statement dated the date hereof relating to this matter may be obtained without charge by calling or writing the Large-Cap Growth Fund at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with such Combined Prospectus/Proxy Statement.




                                PART C

                          OTHER INFORMATION


Item 15  Indemnification

The Registrant is a Delaware Business Trust established under Chapter 38 of Title 12 of the Delaware Code. The Registrant's Declaration and Instrument of Trust at Section 4.3 relating to indemnification of Trustees, officers, etc. states the following. The Trust shall indemnify each of its Trustees, officers, employees and agents (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which he or she may be or may have been involved as a party or otherwise or with which he or she may be or may have been threatened, while acting as Trustee or as an officer, employee or agent of the Trust or the Trustees, as the case may be, or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or any Series thereof. Notwithstanding anything herein to the contrary, if any matter which is the subject of indemnification hereunder relates only to one Series (or to more than one but not all of the Series of the Trust), then the indemnity shall be paid only out of the assets of the affected Series. No individual shall be indemnified hereunder against any liability to the Trust or any Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In addition, no such indemnity shall be provided with respect to any matter disposed of by settlement or a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent decree or otherwise, either for said payment or for any other expenses unless there has been a determination that such compromise is in the best interests of the Trust or, if appropriate, of any affected Series thereof and that such Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or, if appropriate, of any affected Series thereof, and did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. All determinations that the applicable standards of conduct have been met for indemnification hereunder shall be made by (a) a majority vote of a quorum consisting of disinterested Trustees who are not parties to the proceeding relating to indemnification, or (b) if such a quorum is not obtainable or, even if obtainable, if a majority vote of such quorum so directs, by independent legal counsel in a written opinion, or (c) a vote of Shareholders (excluding Shares owned of record or beneficially by such individual). In addition, unless a matter is disposed of with a court determination (i) on the merits that such Trustee, officer, employee or agent was not liable or (ii) that such Person was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, no indemnification shall be provided hereunder unless there has been a determination by independent legal counsel in a written opinion that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trustees  may make advance  payments out of the assets of the Trust or, if appropriate, of the affected Series in connection with the expense of defending any action with respect to which indemnification might be sought under this Section 4.3. The indemnified Trustee, officer, employee or agent shall give a written undertaking to reimburse the Trust or the Series in the event it is subsequently determined that he or she is not entitled to such indemnification and (a) the indemnified Trustee, officer, employee or agent shall provide security for his or her undertaking, (b) the Trust shall be insured against losses arising by reason of lawful advances, or (c)a majority of a quorum of disinterested Trustees or an independent legal counsel in a written opinion shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he or she may be lawfully entitled and shall inure to the benefit of his or her heirs, executors, administrators or other legal representatives.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16  Exhibits

         (1) Declaration of Trust is incorporated by reference to the Initial Registration Statement on Form N-1A filed on September 30, 1999.
         (2)   By-Laws are incorporated by reference to the Initial
               Registration Statement on Form N-1A filed on September 30, 1999.
         (3)   Not applicable.
         (4) Reorganization Agreement is incorporated by reference to the Initial Registration Statement on Form N-14 filed on March 31, 2000, (filed as Appendix to Prospectus/Proxy Statement).
         (5)   Instruments Defining Rights of Security Holders not applicable.
         (6) Management Agreement is incorporated by reference to the Initial Registration Statement on Form N-1A filed on September 30, 1999.
         (7) Distribution Agreement is incorporated by reference to the Initial Registration Statement on Form N-1A filed on September 30, 1999.
         (8) Bonus or Profit Sharing Contract is incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed on October 7, 1994.
         (9) Custodian Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on December 28, 1999.
         (10) Rule 18f-3 Plan is incorporated by reference to the Initial Registration Statement on Form N-1A filed on September 30, 1999. Rule 12b-1 Plans are incorporated by reference to the Initial Registration Statement on Form N-1A filed on September 30, 1999.
         (11)  Consent to Legal Opinion filed herewith.
         (12) Consent of Deloitte & Touche LLP filed herewith (opinions filed as part of annual reports of Funds).
         (13)  Not applicable.
         (14)  Form of Tax Opinion filed herewith.
         (15)  Not applicable.
         (16)  Not applicable.
         (17) (a) Initial Capital Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on December 28, 1999.
               (b)  Financial Data Schedule not applicable.
               (c) Financial Statements are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on December 28, 1999, to the Annual Report to Shareholders of the Equity Fund dated August 17, 1999, and to the Semi-Annual Report to Shareholders of the Equity Fund dated February 7, 2000.
               (d) Transfer Agency Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on December 28, 1999.
               (e) Proxy card is incorporated by reference to the Initial Registration Statement on Form N-14 filed on March 31, 2000.
               (f) Lord Abbett Large-Cap Growth Fund Prospectus dated December 30, 1999 is incorporated by reference to the Initial Registration Statement on Form N-14 filed on March 31, 2000.
               (g) Lord Abbett Large-Cap Growth Fund Statement of Additional Information dated December 30, 1999 filed herewith.
               (h) Lord Abbett Equity Fund 1999 Semi-Annual Report for the Six Months Ending November 30, 1999 is incorporated by reference to the Initial Registration Statement on Form N-14 filed on
               March 31, 2000.
               (i) Lord Abbett Equity Fund 1999 Annual Report is incorporated by reference to the Initial Registration Statement on Form N-14 filed on March 31, 2000.


Item 17  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the initial bona fide offering of them.

                           SIGNATURES

     As required by the Securities Act of 1933, this Post-Effective Registration Statement has been signed on behalf of the Registrant in Jersey City, New Jersey, on the 11th day of May, 2000.

                                    LORD ABBETT LARGE-CAP GROWTH FUND


                                    By:  /s/ LAWRENCE H. KAPLAN
                                         Lawrence H. Kaplan
                                         Vice President


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                               TITLE                    DATE
                                        Chairman, President
/s/ Robert S. Dow                       and Director/Trustee     May 11, 2000
------------------------------------    ---------------------    --------------
Robert S. Dow

/s/ E. Thayer Bigelow                   Director/Trustee         May 11, 2000
------------------------------------    ---------------------   ---------------
E. Thayer Bigelow

/s/ William H. T. Bush                  Director/Trustee         May 11, 2000
------------------------------------    ---------------------    --------------
William H. T. Bush

/s/ Robert B. Calhoun, Jr.              Director/Trustee         May 11, 2000
------------------------------------    ---------------------    --------------
Robert B. Calhoun, Jr.

/s/ Stewart S. Dixon                    Director/Trustee         May 11, 2000
------------------------------------    ---------------------    --------------
Stewart S. Dixon

/s/ John C. Jansing                     Director/Trustee         May 11, 2000
------------------------------------    ---------------------    --------------
John C. Jansing

/s/ C. Alan MacDonald                   Director/Trustee         May 11, 2000
------------------------------------    ---------------------    --------------
C. Alan MacDonald

/s/ Hansel B. Millican, Jr.             Director/Trustee         May 11, 2000
------------------------------------    ---------------------    --------------
Hansel B. Millican, Jr.

/s/ Thomas J. Neff                      Director/Trustee         May 11, 2000
------------------------------------    ---------------------    --------------
Thomas J. Neff

/s/ Donna M. McManus                    Chief Financial Officer  May 11, 2000
------------------------------------    ---------------------    --------------
Donna M. McManus


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